CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income (loss)	$ 888	$ (262)	$ 1,018
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	885	(265)	1,020
Non-controlling interests	3	3	(2)
Net income (loss)	888	(262)	1,018
Items that may be reclassified subsequently to income or loss:
Foreign exchange fluctuation reserve	17	(8)	14
Effective portion of changes in the fair value of cash flow hedges	40	(45)	(27)
Fair value gain on investments measured at fair value through other comprehensive income	2	3	9
Income tax effect	6	(2)	(19)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	65	(52)	(23)
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	61	(50)	(25)
Non-controlling interests	4	(2)	2
Total other comprehensive income (loss)	65	(52)	(23)
Total comprehensive income (loss)
Shareholders of GLOBALFOUNDRIES Inc.	946	(315)	995
Non-controlling interests	7	1	0
Total comprehensive income (loss)	$ 953	$ (314)	$ 995